Offerings - Offering: 1	Feb. 05, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, no par value per share
Amount Registered | shares	9,788,966
Proposed Maximum Offering Price per Unit	1.2670
Maximum Aggregate Offering Price	$ 12,402,620.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,712.80
Offering Note	a. Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended, based upon the average of the high and low prices of the Registrant’s Common Shares as reported on the Nasdaq Capital Market on February 2, 2026, which date is a date within five business days of the filing of this registration statement.

b. Pursuant to Rule 416(a) of the Securities Act of 1933, as amended, the securities being registered hereunder include such indeterminate number of additional securities as may be issued after the date hereof as a result of share splits, share dividends, recapitalization or similar transactions.

c. All 9,788,966 Common Shares are to be offered for resale by the selling shareholders named in the prospectus contained in this Registration Statement on Form F-3.